Goodwill - Summary of the Carrying Value of Goodwill (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018	Mar. 31, 2017
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 130,811	$ 135,186	$ 135,186
Gross carrying value [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	153,453		159,500	$ 155,681
Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ (22,642)		$ (24,314)	$ (21,673)